Equity of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Dividends and Distributions
The following table lists the dividends and distributions declared by the Parent Company and the Operating Partnership during the year ended December 31, 2011:

Declaration Date	Securities Class	Amount Per Share/Unit	Period Covered	Dividend and Distribution Payable Date	Dividend and Distribution Amount
					(in thousands)
March 14, 2011	Common stock and OP units	$0.20000	January 1, 2011 to March 31, 2011	April 15, 2011	$26,846
March 14, 2011	Series A preferred stock/units	$0.46094	January 16, 2011 to April 15, 2011	April 15, 2011	$4,240
June 15, 2011	Common stock and OP units	$0.20000	April 1, 2011 to June 30, 2011	July 15, 2011	$26,848
June 15, 2011	Series A preferred stock/units	$0.46094	April 16, 2011 to July 15, 2011	July 15, 2011	$4,241
September 15, 2011	Common stock and OP units	$0.20000	July 1, 2011 to September 30, 2011	October 17, 2011	$26,849
September 15, 2011	Series A preferred stock/units	$0.46094	July 16, 2011 to October 15, 2011	October 17, 2011	$3,901
December 14, 2011	Common stock and OP units	$0.20000	October 1, 2011 to December 31, 2011	January 17, 2012	$31,417
December 14, 2011	Series A preferred stock/units	$0.46094	October 16, 2011 to January 15, 2012	January 17, 2012	$3,651

Total 2011 dividends and distributions declared through December 31, 2011 (in thousands):

Common stock and OP units	$111,960
Series A preferred stock/units	16,033
$127,993

Vested Ownership Interests
The following table shows the vested ownership interests in the Operating Partnership were as follows:

	December 31, 2011		December 31, 2010
	Operating Partnership Units and LTIP Units	Percentage of Total	Operating Partnership Units and LTIP Units	Percentage of Total
BioMed Realty Trust	152,435,271	98.1%	129,603,445	97.8%
Noncontrolling interest consisting of:
Operating partnership and LTIP units held by employees and related parties	2,332,318	1.5%	2,268,873	1.7%
Operating partnership and LTIP units held by third parties	588,801	0.4%	588,801	0.5%
Total	155,356,390	100.0%	132,461,119	100.0%